CONCENTRATIONS OF RISK	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
CONCENTRATIONS OF RISK

NOTE – 21 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the six months ended September 30, 2024 and 2025, there were individual customer accounts for 10% or more of the Company’s revenues as stated in note 3 above.

Most of the customers are located in Hong Kong.

(b) Major vendors

For the six months ended September 30, 2024 and 2025, the vendors who accounted for 10% or more of the Company’s cost of revenue and is presented as follows:

Vendors	Percentage of respective fiscal period		Six Months ended September 30,
	2024	2025	2024	2025
			HKD
Vendor A	17.5%	28.5%	$3,535,860	$10,037,975
Vendor B	-%	11.3%	$-	$3,971,363
Vendor C	19.1%	-%	3,851,504	-

Most of the vendors are located in Hong Kong.

(b) Credit risk

Please refer to note 2 for details.

(c) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

(d) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(e) Liquidity risk

Please refer to notes 2, 9 and 17 for details.

NOTE – 23 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the years ended March 31, 2023, 2024 and 2025, there were individual customer accounts for 10% or more of the Company’s revenues as stated in note 3 above.

Most of the customers are located in Hong Kong.

(b) Major vendors

For the years ended March 31, 2023, 2024 and 2025, the vendors who accounted for 10% or more of the Company’s cost of revenue and is presented as follows:

Vendors	Percentage of respective fiscal year			Year ended March 31,
	2023	2024	2025	2023	2024	2025
				HKD	HKD	HKD
Vendor A	32.3%	-	-	$1,054,187	$-	$-
Vendor B	13.0%			423,080	-	-
Vendor C	12.3%	-	-	400,170	-	-
Vendor D	-	24.2%	21.1%	-	2,745,741	7,140,894
Vendor E	-	-	13.4%	400,170	-	4,527,190
Vendor F	-	-	11.6%	-	2,745,741	3,921,443

Most of the vendors are located in Hong Kong.

(b) Credit risk

Please refer to note 2 for details.

(c) Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

(d) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(e) Liquidity risk

Please refer to notes 2, 9 and 19 for details.